UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2016

MFS® GOVERNMENT MARKETS INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 99.8%
U.S. Bonds - 94.2%
Agency - Other - 6.8%
Financing Corp., 10.7%, 10/06/2017	$4,095,000	$4,541,441
Financing Corp., 9.4%, 2/08/2018	3,085,000	3,461,441
Financing Corp., 10.35%, 8/03/2018	3,820,000	4,508,479

		$12,511,361
Asset-Backed & Securitized - 3.8%
Citigroup Commercial Mortgage Trust, FRN, 5.9%, 12/10/2049	$1,000,000	$1,020,132
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/2049	741,146	744,150
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.977%, 12/17/2018	136,936	137,088
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046	677,518	677,463
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	327,000	349,388
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.135%, 9/15/2039	326,681	334,758
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/2039	398,459	400,938
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.135%, 9/15/2039	378,313	388,232
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/2039	105,739	105,575
CWCapital Cobalt Ltd., “A4”, FRN, 5.957%, 5/15/2046	523,898	535,746
CWCapital LLC, 5.223%, 8/15/2048	287,249	287,052
Dryden XXIII Senior Loan Fund, 2012- 23A, “A1R”, FRN, 1.538%, 7/17/2023 (n)	326,000	325,162
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.867%, 1/19/2025 (n)	342,461	340,637
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/2051	10,466	10,442
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.926%, 6/15/2049	940,488	955,531
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049	431,000	412,015

		$7,024,309
Automotive - 0.1%
Ford Motor Credit Co. LLC, 2.551%, 10/05/2018	$241,000	$244,942

Building - 0.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$86,741

Business Services - 0.8%
Cisco Systems, Inc., 2.6%, 2/28/2023	$299,000	$312,278
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	1,000,000	1,071,033

		$1,383,311
Cable TV - 0.9%
Charter Operating/CCO Capital Corp., 4.908%, 7/23/2025 (n)	$242,000	$267,028
Comcast Corp., 4.2%, 8/15/2034	96,000	107,380
Time Warner Cable, Inc., 8.25%, 4/01/2019	1,000,000	1,156,179
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	96,758

		$1,627,345
Computer Software - 0.1%
Microsoft Corp., 3.125%, 11/03/2025	$124,000	$132,411

Computer Software - Systems - 0.3%
Apple, Inc., 3.25%, 2/23/2026	$400,000	$427,590
Apple, Inc., 4.375%, 5/13/2045	121,000	135,733

		$563,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.15%, 4/01/2021	$369,000	$385,240

Food & Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	$167,000	$175,370
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	219,000	254,140
J.M. Smucker Co., 4.25%, 3/15/2035	164,000	182,895
Kraft Heinz Foods Co., 5.2%, 7/15/2045	120,000	144,067
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	46,131

		$802,603
Food & Drug Stores - 0.3%
CVS Health Corp., 3.5%, 7/20/2022	$277,000	$297,738
CVS Health Corp., 5.125%, 7/20/2045	270,000	336,662

		$634,400
Insurance - 0.1%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$116,571

Insurance - Health - 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$797,379

Insurance - Property & Casualty - 0.1%
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	$99,000	$105,575

Local Authorities - 1.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$32,000	$50,992
State of California (Build America Bonds), 7.6%, 11/01/2040	925,000	1,529,349
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	450,000	617,292

		$2,197,633
Major Banks - 0.4%
Bank of America Corp., 7.625%, 6/01/2019	$170,000	$195,388
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	446,000	473,008
Goldman Sachs Group, Inc., 4.8%, 7/08/2044	94,000	107,169

		$775,565
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$179,000	$207,819
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	116,547

		$324,366
Medical Equipment - 0.5%
Medtronic, Inc., 4.625%, 3/15/2045	$237,000	$283,858
Zimmer Holdings, Inc., 4.45%, 8/15/2045	607,000	639,551

		$923,409
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	$500,000	$428,750

Midstream - 0.9%
Energy Transfer Partners LP, 5.15%, 3/15/2045	$220,000	$211,156
Enterprise Products Operating LLC, 3.9%, 2/15/2024	29,000	30,719
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	1,000,000	1,124,966
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	358,000	361,840

		$1,728,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - 49.3%
Fannie Mae, 3%, 10/01/2030	$1,353,524	$1,417,909
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	1,539,225	1,652,535
Fannie Mae, 4.5%, 7/01/2042	127,540	139,745
Fannie Mae, 3.5%, 6/01/2045 - 9/01/2045	422,899	445,657
Fannie Mae, 6.5%, 11/01/2016 - 2/01/2037	760,601	891,527
Fannie Mae, 5.05%, 1/01/2017	473,370	473,001
Fannie Mae, 1.9%, 6/01/2017	155,620	155,953
Fannie Mae, 6%, 8/01/2017 - 7/01/2037	1,271,113	1,461,970
Fannie Mae, 5.5%, 9/01/2017 - 3/01/2038	4,287,865	4,841,520
Fannie Mae, 4.88%, 3/01/2020	122,879	130,279
Fannie Mae, 2.152%, 1/25/2023	401,000	408,812
Fannie Mae, 2.41%, 5/01/2023	130,161	134,591
Fannie Mae, 2.55%, 5/01/2023	112,058	116,789
Fannie Mae, 2.59%, 5/01/2023	70,876	74,041
Fannie Mae, 3.78%, 10/01/2023	64,506	71,478
Fannie Mae, 2.7%, 7/01/2025	200,000	209,405
Fannie Mae, 3%, 4/01/2027 - 12/01/2030	4,144,947	4,344,516
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	870,685	967,175
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	6,280,352	6,886,841
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	10,081,248	10,830,313
Fannie Mae, 3.5%, 4/01/2043 - 9/01/2043	773,090	817,457
Fannie Mae, 3.5%, 7/01/2043 - 10/01/2045	1,297,557	1,368,994
Fannie Mae, TBA, 3%, 10/01/2046	2,200,000	2,278,375
Freddie Mac, 4%, 4/01/2044 - 9/01/2044	1,317,781	1,409,296
Freddie Mac, 2.699%, 5/25/2018	795,185	812,093
Freddie Mac, 2.412%, 8/25/2018	1,142,958	1,164,191
Freddie Mac, 2.303%, 9/25/2018	275,000	280,001
Freddie Mac, 2.323%, 10/25/2018	499,000	508,485
Freddie Mac, 2.13%, 1/25/2019	1,574,951	1,601,053
Freddie Mac, 5.085%, 3/25/2019	752,000	815,196
Freddie Mac, 2.456%, 8/25/2019	383,000	393,889
Freddie Mac, 4.186%, 8/25/2019	600,000	643,879
Freddie Mac, 3.808%, 8/25/2020	219,000	236,557
Freddie Mac, 3.034%, 10/25/2020	291,000	307,568
Freddie Mac, 2.856%, 1/25/2021	400,000	421,246
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	665,519	771,813
Freddie Mac, 2.791%, 1/25/2022	517,000	545,710
Freddie Mac, 2.716%, 6/25/2022	399,000	420,012
Freddie Mac, 2.355%, 7/25/2022	500,000	517,466
Freddie Mac, 2.682%, 10/25/2022	189,000	199,138
Freddie Mac, 2.51%, 11/25/2022	496,000	517,591
Freddie Mac, 3.32%, 2/25/2023	433,000	472,973
Freddie Mac, 3.3%, 4/25/2023	429,471	468,962
Freddie Mac, 3.06%, 7/25/2023	181,000	195,105
Freddie Mac, 3.458%, 8/25/2023	367,000	404,843
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,455,562	1,593,511
Freddie Mac, 5.5%, 10/01/2024 - 6/01/2036	939,052	1,060,359
Freddie Mac, 2.67%, 12/25/2024	827,000	870,021
Freddie Mac, 2.811%, 1/25/2025	642,000	682,030
Freddie Mac, 3.329%, 5/25/2025	678,000	746,959
Freddie Mac, 3.01%, 7/25/2025	225,000	242,251
Freddie Mac, 2.745%, 1/25/2026	629,000	664,135
Freddie Mac, 2.673%, 3/25/2026	900,000	944,361

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3%, 11/01/2030 - 8/01/2045	$4,764,294	$4,989,694
Freddie Mac, 6.5%, 5/01/2037	182,591	210,799
Freddie Mac, 5%, 4/01/2040 - 7/01/2041	2,670,200	2,950,439
Freddie Mac, 4%, 1/01/2041 - 9/01/2045	1,241,496	1,329,453
Freddie Mac, 3.5%, 5/01/2042 - 4/01/2046	8,749,544	9,239,282
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,307,058	1,497,831
Ginnie Mae, 4%, 8/15/2040 - 4/20/2041	229,865	247,220
Ginnie Mae, 4.5%, 9/20/2041	257,481	281,897
Ginnie Mae, 3.5%, 4/15/2042 - 12/20/2045	8,047,638	8,559,814
Ginnie Mae, 3%, 7/20/2043	906,840	952,633
Ginnie Mae, 5.612%, 4/20/2058	5,546	5,569
Ginnie Mae, 6.286%, 4/20/2058	24,788	26,573

		$90,320,781
Network & Telecom - 1.1%
Verizon Communications, Inc., 5.05%, 3/15/2034	$750,000	$855,197
Verizon Communications, Inc., 6.55%, 9/15/2043	793,000	1,076,920

		$1,932,117
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045	$130,000	$127,453

Other Banks & Diversified Financials - 1.0%
Banque Federative du Credit Mutuel S.A., 2.5%, 4/13/2021 (n)	$395,000	$405,212
Capital One Bank (USA) N.A., 3.375%, 2/15/2023	336,000	345,435
Discover Bank, 4.25%, 3/13/2026	1,000,000	1,066,519

		$1,817,166
Pharmaceuticals - 0.4%
Actavis Funding SCS, 4.55%, 3/15/2035	$261,000	$281,093
Actavis Funding SCS, 4.85%, 6/15/2044	209,000	232,967
Gilead Sciences, Inc., 4.5%, 2/01/2045	82,000	91,734
Gilead Sciences, Inc., 4.75%, 3/01/2046	80,000	93,094

		$698,888
Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 3.875%, 8/15/2024	$267,000	$273,394

Real Estate - Retail - 0.1%
DDR Corp., REIT, 3.625%, 2/01/2025	$122,000	$123,834

Restaurants - 0.1%
McDonald’s Corp., 2.75%, 12/09/2020	$134,000	$139,535

Supranational - 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044	$158,000	$211,808

Tobacco - 0.8%
Altria Group, Inc., 9.25%, 8/06/2019	$55,000	$67,179
Altria Group, Inc., 4%, 1/31/2024	14,000	15,711
Reynolds American, Inc., 8.125%, 6/23/2019	583,000	684,754
Reynolds American, Inc., 4%, 6/12/2022	295,000	323,292
Reynolds American, Inc., 4.45%, 6/12/2025	276,000	309,789

		$1,400,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Bonds - continued
Transportation - Services - 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$34,000	$36,706

U.S. Government Agencies and Equivalents - 1.7%
Private Export Funding Corp., 2.25%, 3/15/2020	$86,000	$88,788
Private Export Funding Corp., 2.3%, 9/15/2020	360,000	371,002
Private Export Funding Corp., 1.875%, 7/15/2018	460,000	467,528
Small Business Administration, 6.35%, 4/01/2021	77,244	82,908
Small Business Administration, 6.34%, 5/01/2021	61,341	65,852
Small Business Administration, 6.44%, 6/01/2021	63,237	67,631
Small Business Administration, 6.625%, 7/01/2021	70,702	76,086
Small Business Administration, 5.52%, 6/01/2024	141,673	154,873
Small Business Administration, 2.21%, 2/01/2033	242,552	244,701
Small Business Administration, 2.22%, 3/01/2033	428,810	435,071
Small Business Administration, 3.15%, 7/01/2033	354,040	373,612
Small Business Administration, 3.62%, 9/01/2033	340,904	370,480
Tennessee Valley Authority, 1.75%, 10/15/2018	292,000	296,837

		$3,095,369
U.S. Treasury Obligations - 21.7%
U.S. Treasury Bonds, 5.25%, 2/15/2029	$1,448,000	$2,027,031
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	495,994
U.S. Treasury Bonds, 4.375%, 2/15/2038	4,842,000	6,872,614
U.S. Treasury Bonds, 4.5%, 8/15/2039	5,097,100	7,355,951
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	539,354
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,928,330
U.S. Treasury Bonds, 2.5%, 2/15/2045	2,183,000	2,305,453
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024	2,065,790	2,074,937
U.S. Treasury Notes, 4.75%, 8/15/2017 (f)	838,000	870,343
U.S. Treasury Notes, 2.75%, 2/15/2019	1,654,000	1,730,497
U.S. Treasury Notes, 3.125%, 5/15/2019	300,000	317,918
U.S. Treasury Notes, 1%, 6/30/2019	3,593,000	3,603,247
U.S. Treasury Notes, 2.625%, 8/15/2020	162,000	171,498
U.S. Treasury Notes, 3.125%, 5/15/2021	5,026,000	5,468,720
U.S. Treasury Notes, 1.75%, 5/15/2022	508,000	520,383
U.S. Treasury Notes, 2.5%, 8/15/2023	514,000	550,502
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	629,764
U.S. Treasury Notes, 2.5%, 5/15/2024	2,047,000	2,199,405
U.S. Treasury Notes, 2%, 8/15/2025	98,000	101,591

		$39,763,532
Total U.S. Bonds		$172,735,223

Foreign Bonds - 5.6%
Brazil - 0.2%
Federative Republic of Brazil, 5.625%, 1/07/2041	$162,000	$163,620
Vale Overseas Ltd., 6.875%, 11/10/2039	165,000	162,112

		$325,732
Canada - 0.1%
Teck Resources Ltd., 6%, 8/15/2040	$200,000	$162,000

Chile - 0.6%
Engie Energia Chile S.A., 5.625%, 1/15/2021	$566,000	$629,521
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	208,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
Chile - continued
Transelec S.A., 4.25%, 1/14/2025	$200,000	$212,175

		$1,049,696
China - 0.7%
Baidu, Inc., 3.25%, 8/06/2018	$240,000	$245,944
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	226,000	248,006
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)	690,000	771,520

		$1,265,470
Jordan - 0.5%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$443,000	$455,048
Hashemite Kingdom of Jordan, 2.503%, 10/30/2020	418,000	438,063

		$893,111
Kazakhstan - 0.1%
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)	$201,000	$225,924

Mexico - 1.6%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)	$299,000	$308,179
Comision Federal de Electricidad, 4.875%, 5/26/2021	277,000	299,575
Pemex Project Funding Master Trust, 5.75%, 3/01/2018	160,000	168,160
Petroleos Mexicanos, 5.5%, 6/27/2044	35,000	33,250
Petroleos Mexicanos, 4.875%, 1/18/2024	95,000	98,563
Petroleos Mexicanos, 5.625%, 1/23/2046	23,000	22,220
Petroleos Mexicanos, 8%, 5/03/2019	228,000	257,982
Petroleos Mexicanos, 6%, 3/05/2020	202,000	221,038
Petroleos Mexicanos, 5.5%, 1/21/2021	130,000	140,270
Petroleos Mexicanos, 4.25%, 1/15/2025	15,000	15,002
Southern Copper Corp., 5.875%, 4/23/2045	80,000	81,254
United Mexican States, 3.625%, 3/15/2022	1,164,000	1,241,115

		$2,886,608
Netherlands - 0.5%
ING Bank N.V., 5.8%, 9/25/2023 (n)	$769,000	$861,232

Panama - 0.1%
Republic of Panama, 3.875%, 3/17/2028	$213,000	$233,768

Peru - 0.3%
El Fondo Mivivienda S.A., 3.5%, 1/31/2023	$226,000	$233,628
Republic of Peru, 8.75%, 11/21/2033	180,000	292,500

		$526,128
Romania - 0.1%
Republic of Romania, 4.375%, 8/22/2023 (n)	$36,000	$39,736
Republic of Romania, 4.875%, 1/22/2024 (n)	58,000	66,230

		$105,966
Russia - 0.1%
LUKOIL International Finance B.V., 4.563%, 4/24/2023	$213,000	$219,425

Tunisia - 0.1%
AID-Tunisia, 2.452%, 7/24/2021	$235,000	$244,710

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Foreign Bonds - continued
Ukraine - 0.4%
AID-Ukraine, 1.847%, 5/29/2020	$330,000	$335,853
AID-Ukraine, 1.844%, 5/16/2019	444,000	449,929

		$785,782
United Kingdom - 0.2%
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	$266,000	$282,423
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	124,000	131,242

		$413,665
Uruguay - 0.0%
Oriental Republic of Uruguay, 4.5%, 8/14/2024	$26,762	$29,933
Oriental Republic of Uruguay, 4.375%, 10/27/2027	47,300	51,321

		$81,254
Total Foreign Bonds		$10,280,471
Total Bonds		$183,015,694

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.38% (v)	1,833,803	$1,833,803
Total Investments		$184,849,497

Other Assets, Less Liabilities - (0.8)%		(1,471,202)
Net Assets - 100.0%		$183,378,295

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,491,570 representing 2.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 8/31/16

Futures Contracts at 8/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	45	$7,666,875	December - 2016	$18,633
U.S. Ultra Bond (Long)	USD	11	2,062,156	December - 2016	1,229

					$19,862

Portfolio of Investments (unaudited) – continued

Futures Contracts at 8/31/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	45	$5,891,484	December - 2016	$(14,765)
U.S. Treasury Note 5 yr (Long)	USD	50	6,062,500	December - 2016	(7,421)

					$(22,186)

At August 31, 2016, the fund had liquid securities with an aggregate value of $70,625 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$57,293,865	$—	$57,293,865
Non-U.S. Sovereign Debt	—	5,065,168	—	5,065,168
U.S. Corporate Bonds	—	19,402,852	—	19,402,852
Residential Mortgage-Backed Securities	—	90,320,782	—	90,320,782
Commercial Mortgage-Backed Securities	—	6,221,421	—	6,221,421
Asset-Backed Securities (including CDOs)	—	802,887	—	802,887
Foreign Bonds	—	3,908,719	—	3,908,719
Mutual Funds	1,833,803	—	—	1,833,803
Total Investments	$1,833,803	$183,015,694	$—	$184,849,497

Other Financial Instruments
Futures Contracts	$(2,324)	$—	$—	$(2,324)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$177,346,443
Gross unrealized appreciation	11,512,881
Gross unrealized depreciation	(4,009,827)
Net unrealized appreciation (depreciation)	$7,503,054

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,796,142	27,240,525	(32,202,864)	1,833,803

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,796	1,833,803

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2016

*	Print name and title of each signing officer under his or her signature.